INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Summary of Held-To-Maturity and Available-For-Sale Investment Securities
The following is a summary of HTM and AFS investment securities as of December 31, 2018:

	Held-to-maturity				Available-for-sale
(Dollars in thousands)	Amortized cost	Unrecognized gain	Unrecognized loss	Fair value	Amortized cost	Unrealized gain	Unrealized loss	Fair value
U.S. Treasuries	$0	$0	$0	$0	$99	$0	$(2)	$97
Securities of U.S. government agencies and corporations	0	0	0	0	32,095	57	(233)	31,919
Mortgage-backed securities - residential	25,565	0	(1,045)	24,520	565,071	691	(7,163)	558,599
Mortgage-backed securities - commercial	147,780	258	(4,385)	143,653	423,797	819	(3,581)	421,035
Collateralized mortgage obligations	12,540	0	(633)	11,907	928,586	4,319	(6,158)	926,747
Obligations of state and other political subdivisions	243,443	1,954	(1,359)	244,038	257,300	2,554	(1,429)	258,425
Asset-backed securities	0	0	0	0	511,430	611	(2,810)	509,231
Other securities	0	0	0	0	73,948	358	(1,104)	73,202
Total	$429,328	$2,212	$(7,422)	$424,118	$2,792,326	$9,409	$(22,480)	$2,779,255

The following is a summary of HTM and AFS investment securities as of December 31, 2017:

	Held-to-maturity				Available-for-sale
(Dollars in thousands)	Amortized cost	Unrecognized gain	Unrecognized loss	Fair value	Amortized cost	Unrealized gain	Unrealized loss	Fair value
U.S. Treasuries	$0	$0	$0	$0	$98	$0	$(1)	$97
Securities of U.S. government agencies and corporations	11,168	0	(76)	11,092	15,695	220	0	15,915
Mortgage-backed securities - residential	162,093	2,042	(1,535)	162,600	290,793	849	(2,599)	289,043
Mortgage-backed securities - commercial	255,027	1,372	(3,000)	253,399	150,356	164	(1,417)	149,103
Collateralized mortgage obligations	143,545	354	(1,602)	142,297	306,095	1,158	(1,861)	305,392
Obligations of state and other political subdivisions	82,175	1,804	(266)	83,713	124,269	2,162	(676)	125,755
Asset-backed securities	0	0	0	0	377,655	1,628	(306)	378,977
Other securities	0	0	0	0	83,266	2,147	(287)	85,126
Total	$654,008	$5,572	$(6,479)	$653,101	$1,348,227	$8,328	$(7,147)	$1,349,408

Summary of Investment Securities by Estimated Maturity
The following table provides a summary of investment securities by contractual maturity as of December 31, 2018, except for residential and commercial mortgage-backed securities, collateralized mortgage obligations and asset-backed securities, which are shown as single totals, due to the unpredictability of the timing in principal repayments:

	Held-to-maturity		Available-for-sale
(Dollars in thousands)	Amortized cost	Fair value	Amortized cost	Fair value
Due in one year or less	$0	$0	$5,972	$5,977
Due after one year through five years	275	279	63,995	64,040
Due after five years through ten years	21,110	21,374	133,360	133,594
Due after ten years	222,058	222,385	160,115	160,032
Mortgage-backed securities - residential	25,565	24,520	565,071	558,599
Mortgage-backed securities - commercial	147,780	143,653	423,797	421,035
Collateralized mortgage obligations	12,540	11,907	928,586	926,747
Asset-backed securities	0	0	511,430	509,231
Total	$429,328	$424,118	$2,792,326	$2,779,255

Age of Gross Unrealized Losses and Associated Fair Value by Investment Category
The following tables provide the fair value and gross unrealized losses on investment securities in an unrealized loss position, aggregated by investment category and the length of time the individual securities have been in a continuous loss position:

	December 31, 2018
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
U.S. Treasuries	$0	$0	$97	$(2)	$97	$(2)
Securities of U.S. government agencies and corporations	0	0	16,777	(233)	16,777	(233)
Mortgage-backed securities - residential	186,029	(935)	264,795	(7,273)	450,824	(8,208)
Mortgage-backed securities - commercial	147,754	(369)	232,363	(7,597)	380,117	(7,966)
Collateralized mortgage obligations	194,795	(1,546)	240,514	(5,245)	435,309	(6,791)
Obligations of state and other political subdivisions	62,805	(299)	86,644	(2,489)	149,449	(2,788)
Asset-backed securities	336,437	(2,312)	37,105	(498)	373,542	(2,810)
Other securities	33,752	(884)	4,570	(220)	38,322	(1,104)
Total	$961,572	$(6,345)	$882,865	$(23,557)	$1,844,437	$(29,902)

	December 31, 2017
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
U.S. Treasuries	$97	$(1)	$0	$0	$97	$(1)
Securities of U.S. Government agencies and corporations	11,092	(76)	0	0	11,092	(76)
Mortgage-backed securities - residential	175,183	(1,109)	108,782	(3,025)	283,965	(4,134)
Mortgage-backed securities - commercial	132,818	(1,713)	72,139	(2,704)	204,957	(4,417)
Collateralized mortgage obligations	164,909	(1,138)	101,436	(2,325)	266,345	(3,463)
Obligations of state and other political subdivisions	38,450	(507)	21,639	(435)	60,089	(942)
Asset-backed securities	44,941	(200)	24,396	(106)	69,337	(306)
Other securities	2,605	(1)	7,124	(286)	9,729	(287)
Total	$570,095	$(4,745)	$335,516	$(8,881)	$905,611	$(13,626)